OTHER (INCOME) EXPENSE (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Disclosure of other expense

		Years ended December 31
(In millions of dollars)	Note	2022	2021

Losses from associates and joint ventures	18	31	44
Other investment income		(46)	(42)

Total other (income) expense		(15)	2